Merger and Asset Purchase Agreements (Details Textual) - USD ($)		1 Months Ended
	Oct. 04, 2019	Feb. 27, 2020	Jul. 10, 2019	Jun. 21, 2019	Mar. 31, 2020	Dec. 31, 2019
Merger Agreement (Textual)
Merger Agreement, Description		The Company, Budee Acquisition, Inc., a Nevada corporation and Budee, Inc. ("Budee"), a California corporation, pursuant to which the Company acquired Budee (the "Budee Acquisition"). On the Effective Date, all then-issued and outstanding shares of Budee were canceled and Budee issued 1,000,000 new shares of its common stock, representing 100% of the now issued and outstanding shares of Budee, to the Company. As a result, Budee became a wholly-owned subsidiary of the Company. As consideration, the Company agreed to: i) cash payments to Budee of $725,000 in three payments of $225,000, $200,000 and $300,000, due April 15, 2020, July 15, 2020 and October 15, 2020, respectively, and ii) issue to Budee 13,333,333 shares of the Company's common stock (the "Consideration Shares"). 1,333,333 of the 13,333,333 shares will not be issued until the completion of a lawsuit.	The Company agreed to pay to MH the following: $200,000 at Closing, $150,000 on or before December 20, 2019, $150,000 on or before March 31, 2020, $250,000 at the end of the twelfth (12th) month (on a rolling basis) following the Closing Date and $250,000 at the end of the twenty-fourth (24th) month (on a rolling basis) following the Closing Date. In addition, at the Closing, the Company issued to MH 1,000,000 shares of its common stock.	The Merger closed on June 24, 2019 (the "Closing Date"). Pursuant to the Merger Agreement, the Company agreed to pay to GR/GW $1,000,000, $150,000 of which has already been paid to GR/GW with $300,000 to be paid in two equal tranches of $150,000 whereby each tranche is subject to GRA's achievement of certain milestones. (i) $350,000 at the earlier to occur of the 6-month anniversary of the Closing Date or upon the Company raising additional funding of at least $2,000,000 and (ii) $300,000 at the end of the 24-month anniversary of the Closing Date. In addition, as further consideration, the Company issued to GR/GW's founders 1,000,000 shares of the Company's common stock on the Closing Date and shall make two additional issuances of 2,000,000 shares of common stock on the 12-month and 24-month anniversaries of the Closing Date, with each respective issuance contingent upon GRA's achievement of certain milestones as set forth in the Merger Agreement.
Warrants to purchase	5,000,000
Exercise price	$ 0.50
Mountain High Recreation, Inc (Member)
Merger Agreement (Textual)
Warrants to purchase	5,000,000		2,000,000
Exercise price	$ 0.50
Amount payable on acquisition					$ 708,347	$ 708,347
Ganjarunner [Member]
Merger Agreement (Textual)
Warrants to purchase	5,000,000
Exercise price	$ 0.50
Amount payable on acquisition					583,886	583,886
Budee Merger [Member]
Merger Agreement (Textual)
Amount payable on acquisition					$ 1,294,226	$ 0